Intangible Assets - Summary of Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	£ 2,964	£ 3,442
Ending balance	3,009	2,964
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,755	5,277
Exchange differences	144	(350)
Disposals	(157)	(23)
Disposal through business disposal	(2)	(59)
Transfer from property, plant and equipment	11	11
Transfer to assets classified as held for sale	7	(251)
Ending balance	4,888	4,755
Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	124	133
Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	6	17
Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,791)	(1,835)
Exchange differences	(56)	126
Charge for the year	(187)	(223)
Disposals	155	21
Disposal through business disposal		50
Transfer to assets classified as held for sale		70
Ending balance	(1,879)	(1,791)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,030	2,341
Ending balance	2,111	2,030
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,030	2,341
Exchange differences	74	(148)
Transfer to assets classified as held for sale	7	(163)
Ending balance	2,111	2,030
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	389	337
Ending balance	447	389
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	882	798
Exchange differences	32	(46)
Disposals	(94)	(23)
Disposal through business disposal	(2)	(4)
Transfer from property, plant and equipment	11	11
Transfer to assets classified as held for sale		(4)
Ending balance	959	882
Software [member] | Cost [member] | Internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	124	133
Software [member] | Cost [member] | Not internally generated [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	6	17
Software [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(493)	(461)
Exchange differences	(23)	30
Charge for the year	(88)	(85)
Disposals	92	21
Disposal through business disposal		2
Ending balance	(512)	(493)
Acquired customer lists, contracts and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	309	419
Ending balance	263	309
Acquired customer lists, contracts and relationships [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	889	974
Exchange differences	39	(74)
Disposals	(18)
Disposal through business disposal		(9)
Transfer to assets classified as held for sale		(2)
Ending balance	910	889
Acquired customer lists, contracts and relationships [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(580)	(555)
Exchange differences	(26)	43
Charge for the year	(59)	(77)
Disposals	18
Disposal through business disposal		8
Transfer to assets classified as held for sale		1
Ending balance	(647)	(580)
Acquired trademarks and brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	101	144
Ending balance	86	101
Acquired trademarks and brands [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	281	353
Exchange differences	(2)	(26)
Disposals	(12)
Disposal through business disposal		(19)
Transfer to assets classified as held for sale		(27)
Ending balance	267	281
Acquired trademarks and brands [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(180)	(209)
Exchange differences	1	13
Charge for the year	(14)	(18)
Disposals	12
Disposal through business disposal		18
Transfer to assets classified as held for sale		16
Ending balance	(181)	(180)
Acquired publishing rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6	13
Ending balance	6	6
Acquired publishing rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	184	211
Exchange differences		(6)
Transfer to assets classified as held for sale		(21)
Ending balance	184	184
Acquired publishing rights [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(178)	(198)
Exchange differences	2	4
Charge for the year	(2)	(3)
Transfer to assets classified as held for sale		19
Ending balance	(178)	(178)
Other acquired intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	129	188
Ending balance	96	129
Other acquired intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	489	600
Exchange differences	1	(50)
Disposals	(33)
Disposal through business disposal		(27)
Transfer to assets classified as held for sale		(34)
Ending balance	457	489
Other acquired intangibles [member] | Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(360)	(412)
Exchange differences	(10)	36
Charge for the year	(24)	(40)
Disposals	33
Disposal through business disposal		22
Transfer to assets classified as held for sale		34
Ending balance	£ (361)	£ (360)